Description of Business, Organization and Principles of Consolidation (Details)	Jun. 30, 2019	Dec. 31, 2018	Feb. 28, 2018
123Wish, Inc. [Member]
Ownership percentage acquired	51.00%	51.00%	51.00%
One Horizon Hong Kong Ltd [Member]
Ownership percentage acquired	100.00%	100.00%
Horizon Network Technology Co. Ltd [Member]
Ownership percentage acquired	100.00%	100.00%
Love Media House, Inc. [Member]
Ownership percentage acquired	100.00%	100.00%
Browning Productions & Entertainment, Inc. [Member]
Ownership percentage acquired	51.00%	51.00%
Global Phone Credit Limited [Member]
Ownership percentage acquired		100.00%
Banana Whale Studios Pte [Member]
Ownership percentage acquired		51.00%
Browning Productions And Entertainment, Inc. [Member]
Ownership percentage acquired		51.00%